Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

Note 17 - Property, plant and equipment

		Machinery		Computers
	Land and	and	Motor	and	Office
	Building	equipment	Vehicles	equipment	Furniture	Total
Consolidated Cost:
Balance - January 1, 2021	56,122	6,904	11,932	6,294	1,853	83,105
Changes during 2021:
Additions	1,343	2,273	1,594	888	111	6,209
Dispositions	-	-	(2,069)	-	-	(2,069)

Balance – December 31, 2021	57,465	9,177	11,457	7,182	1,964	87,245
Changes during 2022:
Additions	9,444	1,928	1,192	624	162	13,350
Dispositions	-	-	(1,379)	-	-	(1,379)

Balance – December 31, 2022	66,909	11,105	11,270	7,806	2,126	99,216

Accumulated depreciation:
Balance – January 1, 2021	24,360	5,143	11,098	4,768	1,091	46,460
Changes during 2021:
Additions	2,012	379	1,070	559	20	4,040
Dispositions	-	-	(2,069)	-	-	(2,069)
Balance – December 31, 2021	26,372	5,522	10,099	5,327	1,111	48,431
Changes during 2022:
Additions	2,151	482	1,031	659	29	4,352
Dispositions	-	-	(1,250)	-	-	(1,250)
Balance – December 31, 2022	28,523	6,004	9,880	5,986	1,140	51,533

Net book value:
December 31, 2022	38,386	5,101	1,390	1,820	986	47,683
December 31, 2021	31,093	3,655	1,358	1,855	853	38,814

Net book value (USD in thousands):
December 31, 2022	10,905	1,449	395	517	280	13,546
December 31, 2021	8,833	1,038	386	527	243	11,027

Property, plant and equipment under construction

The amount of expenses recognized in the book value of property during its construction during the period was NIS 7,885 thousand (2021: NIS 541 thousand).